Basis of Presentation and Significant Accounting Policies - Excess and Obsolete Inventory Allowance Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Inventory Adjustments [Roll Forward]
Balance, beginning of period	$ 3,274	$ 1,680
Adjustments to provision	1,967	3,612
Charges against allowance	(1,085)	(2,018)
Balance, end of period	$ 4,156	$ 3,274